Reconciliation of Bank Equity Amount for Regulatory Capital Purposes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Bank equity	$ 39,650	$ 36,548
Less net unrealized gain (loss)	2,896	2,672
Less disallowed goodwill	2,727	2,727
Less disallowed servicing amounts		15
Tier 1 capital	34,027	31,134
Plus allowance for loan losses	2,593	2,533
Total risked-based capital	$ 36,620	$ 33,667